Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000	13,861,519
Preferred Stock, Shares Issued	0		8,342,112	693,076
Preferred Stock, Shares Outstanding	0		8,342,112	693,076
Common stock, value	$ 176,000	$ 176,000	$ 28,000	$ 221
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	20,792,279
Common Stock, Shares Issued	17,604,236	17,604,236	3,464,798	3,057,103
Common stock, shares outstanding	17,604,236	17,604,236	3,464,798	3,057,103
Treasury Stock, Shares	591,554	591,554	630,699
Preferred stock, Series A, B, C, D $.001 par value
Preferred stock, shares authorized			13,861,519
Scenario, Previously Reported
Common stock, value			$ 250
Common Stock, Par or Stated Value Per Share			$ 0.001
Common Stock, Shares Authorized			20,792,279